Derivative Liability - Narrative (Details) - CAD ($) $ / shares in Units, $ in Thousands							12 Months Ended
	Jul. 22, 2022	Nov. 29, 2021	Oct. 19, 2021	May 10, 2021	May 09, 2021	Jan. 06, 2020	Oct. 31, 2022	Oct. 31, 2021	Mar. 24, 2021	Oct. 31, 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities							$ 6,336	$ 11,673
Unrealized gains (losses) on change in fair value of derivatives							$ 10,497	$ (6,989)
Warrants exercise price	$ 2.73						$ 2.5774	$ 2.5995		$ 0.4159
Warrants term	60 months
Loss on exercise of warrants							$ 533
Senior secured, non-revolving term credit facility
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal amount of loan						$ 10,000
Number of warrants issuable						1
Original principal amount of debenture						$ 0.17
Warrants issued						58,823,529
Number of common shares for each warrant						15
Warrants exercise price						$ 3.83
Warrants term						2 years
Smoke Cartel, Inc.
Disclosure of maturity analysis for derivative financial liabilities [line items]
Percentage of acquisition									100.00%
Derivative financial liabilities								$ 3,028
Unrealized gains (losses) on change in fair value of derivatives							$ 2,088
Business acquisition, contingent consideration, number of instruments issued							500,000
Contingent consideration obligation							$ 940
Enigmaa Ltd. (Blessed CBD)
Disclosure of maturity analysis for derivative financial liabilities [line items]
Percentage of acquisition			80.00%
Remaining percentage of the outstanding shares acquired			20.00%
Derivative financial liabilities			$ 4,323
Unrealized gains (losses) on change in fair value of derivatives							1,414
Enigmaa Ltd. (Blessed CBD) | Put option
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities							2,899	4,313
Unrealized gains (losses) on change in fair value of derivatives							1,415	8
Revalued amount of fair value of put options.							2,899	4,314
NuLeaf Naturals, LLC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Percentage of acquisition		80.00%
Remaining percentage of the outstanding shares acquired		20.00%
Derivative financial liabilities		$ 8,326
Unrealized gains (losses) on change in fair value of derivatives							5,652
NuLeaf Naturals, LLC | Put option
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities							2,674
Unrealized gains (losses) on change in fair value of derivatives							5,652
Revalued amount of fair value of put options.							2,674
Fab Nutrition, LLC (FABCBD)
Disclosure of maturity analysis for derivative financial liabilities [line items]
Percentage of acquisition				80.00%	80.00%
Remaining percentage of the outstanding shares acquired				20.00%	20.00%
Derivative financial liabilities				$ 3,722	$ 3,722
Unrealized gains (losses) on change in fair value of derivatives							1,874
Fab Nutrition, LLC (FABCBD) | Put option
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities							763	2,638
Revalued amount of fair value of put options.							$ 763	$ 2,638